Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balances at Dec. 31, 2023		$ 200,234	$ (115,759)	$ 84,475
Balances (in Shares) at Dec. 31, 2023	69,670,612
Issuance of Ordinary shares		25		25
Issuance of Ordinary shares (in Shares)	22,602
Vesting of RSUs
Vesting of RSUs (in Shares)	230,940
Share-based compensation		4,867		4,867
Net loss			(15,350)	(15,350)
Balances at Jun. 30, 2024		205,126	(131,109)	74,017
Balances (in Shares) at Jun. 30, 2024	69,924,154
Balances at Dec. 31, 2024		210,175	(147,509)	$ 62,666
Balances (in Shares) at Dec. 31, 2024	70,380,570			70,380,570
Issuance of Ordinary shares		37,431		$ 37,431
Issuance of Ordinary shares (in Shares)	14,336,323
Vesting of RSUs
Vesting of RSUs (in Shares)	326,306
Share-based compensation		5,331		5,331
Net loss			(18,805)	(18,805)
Balances at Jun. 30, 2025		$ 252,937	$ (166,314)	$ 86,623
Balances (in Shares) at Jun. 30, 2025	85,043,199			85,043,199